VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2015	1,540,559	(52,354)	1,488,205
Additions	38	—
Disposals	(46,127)	—
Transfer from newbuildings	353,002	—
Depreciation	—	(30,305)
Balance at June 30, 2016	1,847,472	(82,659)	1,764,813

In January 2016, the Company took delivery of Golden Barnet, Golden Bexley, Golden Scape and Golden Swift, two Capesize and two Newcastlemax dry bulk newbuildings.

In February 2016, the Company took delivery of, and simultaneously sold (further to a prior agreement), the Front Caribbean and chartered the vessel in for a period of twelve months, the company recognized a gain of $0.1 million on this sale.

In May 2016, the Company took delivery of Golden Fulham, a Capesize newbuilding.

As at June 30, 2016, the difference between (i) disposals of $46.1 million and (ii) proceeds from sale of vessels per the consolidated statement of cash flows of $48.1 million relates to proceeds received in 2016 on the sale of two newbuilding contracts to Frontline Ltd completed in December 2015.